Junior Subordinated Debentures Held by Trusts that Issued Capital Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 16, 2009
Junior Subordinated Debentures Held By Trusts That Issued Capital Debt [Abstract]
Junior subordinated debentures issued		$ 92.8	$ 92.8
Common capital securities		2.8
Extension period of bank holding		2 years
Tier 1 capital limitation, interest		25.00%
Limited capital securities and other restricted core capital elements, net of goodwill		25.00%
Tier 1 capital elements		16.12%		25.00%
Tier 2 capital elements				25.00%
Junior subordinated debentures interest rate description		The three-month LIBOR rate at December 31, 2014 was 0.26%.
Junior subordinated debentures interest rate	0.26%
Cash balance available to pay junior subordinated debenture interest obligations		$ 29.8